OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Pension benefits	$ 1,966	$ 0
Deposits	1,179	1,194
Prepaid software licensing	960	1,173
Interest rate swap agreements	0	2,605
Other	35	46
Other non-current assets	10,518	9,586
Corporate owned life insurance held in grantor trust
Disclosure of types of insurance contracts [line items]
Life insurance	5,992	4,210
Cash surrender value of officers’ life insurance
Disclosure of types of insurance contracts [line items]
Life insurance	$ 386	$ 358